FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Company's Level 3 Financial Instruments (Details) - USD ($)	3 Months Ended			5 Months Ended	6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Change in fair value of Forward Purchase and Backstop Securities
Change in fair value of Forward Purchase and Backstop Securities	$ 656,300		$ 0	$ 0	$ 64,990
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value at the beginning	1,039,690	$ 0			0
Initial measurement as of March 23, 2022		448,380
Change in fair value	(656,300)	591,310
Fair value at the end	$ 383,390	$ 1,039,690			$ 383,390